Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit	₩ 1,748,492	₩ 2,038,165	₩ 1,932,386
Adjustments for:
Depreciation	3,156,181	3,029,868	2,911,048
Amortization	465,558	431,247	356,581
Finance income	(1,185,934)	(855,382)	(737,745)
Finance costs	1,390,983	1,197,705	1,168,225
Income tax expense	224,272	1,088,369	1,683,630
Gain on disposal of property, plant and equipment	(15,548)	(49,367)	(53,139)
Loss on disposal of property, plant and equipment	142,126	120,227	117,614
Impairment losses on property, plant and equipment	27,040	442,700	1,004,704
Gain on disposal of intangible assets	(815)	(1,896)	(117,139)
Gain on disposal of investments in subsidiaries, associates and joint ventures	(88,836)	(27,836)	(45,241)
Loss on disposal of investments in subsidiaries, associates and joint ventures	14,632	6,539	5,226
Share of profit of equity-accounted investees	(133,297)	(273,741)	(112,635)
Expenses related to post-employment benefits	248,324	240,425	216,489
Increase to provisions	184,984	76,538	240,146
Impairment loss on trade and other receivables	53,934	52,218	137,873
Loss on valuation of inventories	54,014	96,201	141,799
Impairment losses on goodwill and intangible assets	197,776	191,021	337,519
Gain on disposal of assets held for sale	(841)	(37,461)	(27,171)
Impairment losses on assets held for sale	5,030	38,328	50,829
Others, net	(19,420)	894	77,945
Adjustments to reconcile profit (loss) other than changes in working capital	4,720,163	5,766,597	7,356,558
Changes in operating assets and liabilities	2,855,908	(114,045)	(2,105,726)
Interest received	368,539	320,336	352,337
Interest paid	(624,399)	(760,175)	(750,410)
Dividends received	267,923	266,774	224,410
Income taxes paid	(650,889)	(1,512,997)	(1,139,830)
Net cash provided by operating activities	8,685,737	6,004,655	5,869,725
Cash flows from investing activities
Acquisitions of short-term financial instruments	(43,307,727)	(36,063,406)	(32,173,134)
Proceeds from disposal of short-term financial instruments	40,500,759	35,415,822	31,105,544
Increase in loans	(329,236)	(450,638)	(627,783)
Collection of loans	138,270	398,838	941,962
Acquisitions of securities	(338,063)	(296,827)	(321,916)
Proceeds from disposal of securities	448,125	62,492	221,646
Acquisitions of investments in associates and joint ventures	(141,785)	(160,404)	(47,355)
Proceeds from disposal of investments in associates and joint ventures	18,401	16,458	88,852
Acquisitions of property, plant and equipment	(3,154,412)	(2,519,219)	(2,135,550)
Proceeds from (payment for) disposal of property, plant and equipment	(42,530)	51,800	90,412
Acquisitions of investment property	(976)	(19,344)	(44,106)
Proceeds from disposal of investment property	250	12,057	70,817
Acquisitions of intangible assets	(300,645)	(299,587)	(447,616)
Proceeds from disposal of intangible assets	79,011	24,161	77,654
Proceeds from disposal of assets held for sale	37,680	67,246	93,338
Increase in cash from (payment for) acquisition of business, net of cash acquired		(37,345)
Cash received from disposal of business, net of cash transferred	77,488	45,360	447,917
Collection of lease receivables	61,567	56,889
Others, net	(5,442)	12,788	11,348
Net cash used in investing activities	(6,259,265)	(3,682,859)	(2,647,970)
Cash flows from financing activities
Proceeds from borrowings	4,410,387	5,646,977	2,762,446
Repayment of borrowings	(3,644,057)	(3,746,845)	(3,136,308)
Proceeds from (repayment of) short-term borrowings, net	35,525	(2,194,727)	(854,554)
Payment of cash dividends	(659,145)	(946,218)	(723,934)
Repayment of hybrid bonds			(1,160,000)
Payment of interest of hybrid bonds	(16,539)	(16,494)	(46,166)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	176,062	29,475	5,808
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(11,473)	(123,304)	(3,823)
Repayment of lease liabilities	(217,312)	(167,427)	(30,481)
Acquisition of treasury shares	(883,219)
Repayment of Redeemable Convertible Preferred Shares	(278,581)
Others, net	(2,516)	6,384	(8,036)
Net cash used in financing activities	(1,090,868)	(1,512,179)	(3,195,048)
Effect of exchange rate fluctuation on cash held	(95,272)	61,764	4,628
Net increase in cash and cash equivalents	1,240,332	871,381	31,335
Cash and cash equivalents at beginning of the period	3,515,246	2,643,865	2,612,530
Cash and cash equivalents at end of the period	₩ 4,755,578	₩ 3,515,246	₩ 2,643,865